422 Fleming Street, Suite 7

Key West, FL 33040

281-702-2137 (P)

866-862-1719 (F)

September 15, 2017

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management: Attn Mr. Jay Williamson

Re:	American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Dear Mr. Williamson:

On behalf of American Pension Investors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Preliminary Proxy Statement which will be used in connection with a special meeting of the shareholders of the Yorktown Small Cap Fund (the “Fund”), a separate series of the Trust, to be held on October 16, 2017 (the “Special Meeting”). This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about September 27, 2017.

The matters to be considered at the Special Meeting will be:

1.	Approval of a new investment sub-advisory agreement with Sapphire Star Capital, LLC (“Sapphire”) on behalf of the Yorktown Small Cap Fund; and

2.	Such other business as may properly arise at the meeting.

Please direct all questions or comments regarding the foregoing to me at 281-702-2137. Thank you for your consideration.

DRAKE COMPLIANCE, LLC

/s/ David D. Jones
DAVID D. JONES